Assets held for sale - Details of assets held for sale (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2022 USD ($)
Assets or disposal groups classified as held for sale [Line Items]
Total	₩ 13,772	₩ 26,327	$ 10,929
Explanation of facts and circumstances of sale or reclassification and expected disposal, manner and timing	The Group has decided to sell some of the premises and equipment through internal consultation during the current year and classifies the premises as non-current assets held for sale. The asset is expected to be sold within 12 months, and the premises and equipment that was scheduled to be sold at the end of the prior year has been sold and removed. On the other hand, other assets that are expected to be sold as of the end of the current year are classified as assets that are expected to be sold within one year due to the possibility of being sold as buildings and land acquired through auction.	The Group has decided to sell some of the premises and equipment through internal consultation during the current year and classifies the premises as non-current assets held for sale. The asset is expected to be sold within 12 months, and the premises and equipment that was scheduled to be sold at the end of the prior year has been sold and removed. On the other hand, other assets that are expected to be sold as of the end of the current year are classified as assets that are expected to be sold within one year due to the possibility of being sold as buildings and land acquired through auction.
Premises and equipment
Assets or disposal groups classified as held for sale [Line Items]
Total	₩ 9,589	₩ 8,900
Investments of associates
Assets or disposal groups classified as held for sale [Line Items]
Total	0	11,472
Others
Assets or disposal groups classified as held for sale [Line Items]
Total	₩ 4,183	₩ 5,955